Note 4 - Commitments and Contingencies - 10Q	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

Note 4 – Commitments and Contingencies

Legal Proceedings

From time to time, the Company may be involved in claims that arise during the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, the Company does not currently have any pending litigation to which it is a party or to which its property is subject that we believe to be material. There are no legal matters for which a reasonably estimated range of losses can be determined. Regardless of the outcome, litigation can be costly and time consuming, and it can divert management’s attention from important business matters and initiatives, negatively impacting our overall operations.

Employment Agreements

The Company has agreements with key employees to provide certain benefits, including salary and other wage-related benefits, in the event of termination. In addition, the Company has adopted a severance policy for certain key members of executive management to provide certain benefits, including salary and other wage-related benefits, in the event of termination. In total, these benefits would amount to a range of $1.2 million to $1.7 million using the rate of compensation in effect at June 30, 2025. See Note 6 - Subsequent Events for additional information regarding events occurring after June 30, 2025.

Fractional Shares

See Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - "Reverse Stock Split" for additional information.

On November 1, 2024, the Company received notice from the Depository Trust and Clearing Corporation ("DTCC") on behalf of the brokerage firms that hold the shares of Company common stock held in “street name” that in connection with the rounding of fractional shares in connection with the Reverse Stock Split, the Company would need to issue 271,846 shares of common stock (the “Shares”) for the rounding of shares. The Company does not believe the number of Shares being requested is correct based on the historical number of shareholders of its common stock and is aware of similar anomalies in recent months for other companies completing a Reverse Stock Split. As such, the Company has begun an inquiry into the calculations set forth in the request. During the pendency of this inquiry, the Company does not intend to issue any shares in connection with the fractional shares being requested and has concluded that an obligation should not be recorded in its financial statements. The Company is not currently subject to any pending litigation as a result of the fractional roundup shares.

Note 5 – Commitments and Contingencies

Legal Proceedings

From time to time, we may be involved in claims that arise during the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, we do not currently have any pending litigation to which we are a party or to which our property is subject that we believe to be material. Regardless of the outcome, litigation can be costly and time consuming, and it can divert management’s attention from important business matters and initiatives, negatively impacting our overall operations.

Employment Agreements

The Company has agreements with key employees to provide certain benefits, including salary and other wage-related benefits, in the event of termination. In addition, the Company has adopted a severance policy for certain key members of executive management to provide certain benefits, including salary and other wage-related benefits, in the event of termination without cause. In total, these benefits would amount to a range of $1.1 million to $1.6 million using the rate of compensation in effect at March 31, 2025.

Brad Hauser - Chief Executive Officer

On June 17, 2024, we entered into an employment agreement with Brad Hauser pursuant to which Mr. Hauser agreed to serve as our chief executive officer and president for an initial three-year period, which may be extended on a year-to-year basis. Mr. Hauser’s agreement provides for an initial annual base salary of $450,000 (subject to an annual review and increase at the discretion of our Compensation Committee) and a target annual bonus of 60% of his base salary. Pursuant to the agreement, Mr. Hauser was granted a ten-year option (the “Inducement Options”) to purchase 45,000 shares of common stock at an exercise price equal to the closing price of our common stock on the date of the employment agreement. The option vests in four equal annual installments (or 11,250 shares each installment) on each of the succeeding four anniversary dates of the execution of the employment agreement, provided Mr. Hauser is employed by us on each vesting date. In the event of a “change of control” or the termination of the agreement by us without “cause” or by Mr. Hauser for “good reason,” all of the unvested options shall immediately vest. The Inducement Options were granted outside of our 2023 Stock Plan as an inducement material to Mr. Hauser’s entering into employment with us in accordance with Nasdaq Stock Market Listing Rule 5635(c)(4). Commencing with the year ending March 31, 2025, Mr. Hauser will be eligible to receive annual option grants as determined by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. The number of shares underlying the target annual option grant will be equal to $1,000,000 divided by the Black-Scholes value per share of our common stock on the date of grant.

If Mr. Hauser’s employment is terminated at our election without “cause,” or by Mr. Hauser for “good reason,” Mr. Hauser shall be entitled to receive severance payments equal to twelve months of Mr. Hauser’s base salary and 100% of the target bonus for the year in which such termination occurs; provided that such amounts shall be increased by 50% if Mr. Hauser’s agreement is terminated without “cause” or by Mr. Hauser for “good reason” within three months prior to or twelve months after a “change of control.” In the event that any payments or benefits provided to Mr. Hauser would trigger the excise tax under Section 4999 of the Internal Revenue Code or any similar provision, the Company agreed to provide Mr. Hauser with a gross-up payment to ensure that, after payment of all taxes (including the excise tax, federal, state, and local income taxes, and employment taxes) imposed on the gross-up payment, Mr. Hauser receives a net amount equal to the payments or benefits Mr. Hauser would have received if the excise tax didn't apply.

Lori Bisson - Executive Vice Chairman (former Chief Executive Officer)

On June 17, 2024, we entered into an employment agreement with Lori Bisson pursuant to which Ms. Bisson agreed to serve as our Executive Vice Chairman and Strategic Adviser to the Chief Executive Officer for a two-year period. Ms. Bisson’s agreement provides for an initial annual base salary of $150,000 (subject to an annual review and increase at the discretion of our Compensation Committee) and a target annual bonus of 50% of her base salary. Pursuant to the agreement, Ms. Bisson continued to vest in the option grants issued to Ms. Bisson in her role as chief executive officer and president in accordance with the vesting schedule set out in her initial employment agreement. In the event of a “change of control” or the termination of the agreement by us without “cause” or by Ms. Bisson for “good reason,” all of the unvested options shall immediately vest. Ms. Bisson is entitled to receive any compensation, including incentive compensation, for the fiscal year ended March 31, 2024 that has not been paid as of the date of the agreement. Commencing with the year ending March 31, 2025, Ms. Bisson will be eligible to receive annual option grants as determined by the Compensation Committee of the Board of Directors, based on criteria established by the Compensation Committee. Ms. Bisson agreed to waive any severance payments due to her in connection with the termination of the prior employment agreement that we entered into with her on June 30, 2023.

Fractional Shares

See Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - "Reverse Stock Split" for additional information.

On November 1, 2024, the Company received notice from the Depository Trust and Clearing Corporation ("DTCC") on behalf of the brokerage firms that hold the shares of Company common stock held in “street name” that in connection with the rounding of fractional shares in connection with the Reverse Stock Split, the Company would need to issue 271,846 shares of common stock (the “Shares”) for the rounding of shares. The Company does not believe the number of Shares being requested is correct based on the historical number of shareholders of its common stock and is aware of similar anomalies in recent months for other companies completing a Reverse Stock Split. As such, the Company has begun an inquiry into the calculations set forth in the request. During the pendency of this inquiry, the Company does not intend to issue any shares in connection with the fractional shares being requested and has concluded that an obligation should not be recorded in its financial statements. The Company is not currently subject to any pending litigation as a result of the fractional roundup shares.